Themes US Cash Flow Champions ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 16.6%
Citizens Financial Group, Inc.	217	$9,711
Fifth Third Bancorp	328	13,491
Huntington Bancshares, Inc./OH	703	11,782
JPMorgan Chase & Co.	441	127,850
M&T Bank Corp.	81	15,713
PNC Financial Services Group, Inc.	193	35,979
US Bancorp	715	32,354
Wells Fargo & Co.	1,515	121,382
		368,262

Consumer Discretionary Products - 1.4%
Lennar Corp. - Class A	112	12,388
NVR, Inc. (a)	1	7,386
PulteGroup, Inc.	100	10,546
		30,320

Consumer Staple Products - 2.1%
Altria Group, Inc.	802	47,021

Financial Services - 12.5%
American Express Co.	263	83,892
Ameriprise Financial, Inc.	48	25,619
Apollo Global Management, Inc.	192	27,239
Capital One Financial Corp.	300	63,828
Corpay, Inc. (a)	33	10,950
Fidelity National Financial, Inc.	127	7,120
PayPal Holdings, Inc. (a)	476	35,376
Synchrony Financial	192	12,814
T Rowe Price Group, Inc.	106	10,229
		277,067

Health Care - 16.1%
AbbVie, Inc.	524	97,265
Bristol-Myers Squibb Co.	963	44,577
Cigna Group	128	42,314
Gilead Sciences, Inc.	591	65,524
Pfizer, Inc.	2,751	66,684
Quest Diagnostics, Inc.	54	9,700
Regeneron Pharmaceuticals, Inc.	49	25,725
Royalty Pharma PLC - Class A	183	6,594
		358,383

Industrial Products - 0.3%
Snap-on, Inc.	25	7,779

Insurance - 14.4%
Allstate Corp.	123	24,761
American International Group, Inc.	294	25,163
Arch Capital Group Ltd.	168	15,296
Chubb Ltd.	190	55,047
Cincinnati Financial Corp.	75	11,169
Everest Group Ltd.	16	5,438
Hartford Insurance Group, Inc.	137	17,381
Loews Corp.	88	8,066
Markel Group, Inc. (a)	6	11,984
MetLife, Inc.	285	22,920
Principal Financial Group, Inc.	113	8,976
Progressive Corp.	277	73,920
Travelers Cos., Inc.	107	28,627
W R Berkley Corp.	146	10,727
		319,475

Materials - 1.0%
LyondellBasell Industries NV - Class A	124	7,175
Nucor Corp.	115	14,897
		22,072

Media - 7.9%
Airbnb, Inc. - Class A (a)	200	26,468
AppLovin Corp. - Class A (a)	107	37,459
Expedia Group, Inc.	60	10,121
Fox Corp. - Class A	107	5,996
Omnicom Group, Inc.	95	6,834
Uber Technologies, Inc. (a)	964	89,941
		176,819

Oil & Gas - 19.5%
Cheniere Energy, Inc.	105	25,570
Chevron Corp.	658	94,219
ConocoPhillips	614	55,100
Coterra Energy, Inc.	354	8,985
Diamondback Energy, Inc.	89	12,229
EOG Resources, Inc.	267	31,936
Exxon Mobil Corp.	923	99,499
Marathon Petroleum Corp.	150	24,916
Occidental Petroleum Corp.	346	14,535
ONEOK, Inc.	283	23,101
Phillips 66	196	23,383
Valero Energy Corp.	156	20,970
		434,443

Retail & Wholesale - Discretionary - 3.3%
eBay, Inc.	227	16,902
MercadoLibre, Inc. (a)	22	57,500
		74,402

Retail & Wholesale - Staples - 1.6%
Archer-Daniels-Midland Co.	232	12,245
Kroger Co.	315	22,595
		34,840

Software & Technology Services - 1.6%
Cognizant Technology Solutions Corp. - Class A	241	18,805
Gen Digital, Inc.	264	7,762
Zoom Communications, Inc. - Class A (a)	127	9,903
		36,470

Tech Hardware & Semiconductors - 1.3%
HP, Inc.	469	11,472
NetApp, Inc.	99	10,548
Skyworks Solutions, Inc.	78	5,813
		27,833
TOTAL COMMON STOCKS (Cost $2,100,119)		2,215,186

SHORT-TERM INVESTMENTS - 0.3%		Value
Money Market Funds - 0.3%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (b)	6,993	6,993
TOTAL SHORT-TERM INVESTMENTS (Cost $6,993)		6,993

TOTAL INVESTMENTS - 99.9% (Cost $2,107,112)		2,222,179
Other Assets in Excess of Liabilities - 0.1%		1,718
TOTAL NET ASSETS - 100.0%		$2,223,897
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes US Cash Flow Champions ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	2,215,186	–	–	2,215,186
Money Market Funds	6,993	–	–	6,993
Total Investments	2,222,179	–	–	2,222,179

Refer to the Schedule of Investments for further disaggregation of investment categories.